Columbia Frontier Fund
Prospectus Supplement — January 1, 2012
to the Prospectuses, as supplemented, of the following fund:
Fund	Prospectuses Dated
Columbia Frontier Fund	12/30/2010
The following changes are hereby made to the prospectuses of the Fund:

Fees and Expenses of the Fund
The fee and expense table in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Frontier Fund	Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class Z
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none	none

Annual Fund Operating Expenses		Columbia Frontier Fund	Columbia Frontier Fund Class A	Columbia Frontier Fund Class B	Columbia Frontier Fund Class C	Columbia Frontier Fund Class I	Columbia Frontier Fund Class R	Columbia Frontier Fund Class R4	Columbia Frontier Fund Class R5	Columbia Frontier Fund Class Z
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class Z
Management fees			0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%
Distribution and/or service (12b-1) fees			0.25%	1.00%	1.00%	none	0.50%	none	none	none
Other expenses			0.60%	0.60%	0.60%	0.24%	0.60%	0.51%	0.25%	0.60%
Total annual fund operating expenses			1.64%	2.39%	2.39%	1.03%	1.89%	1.30%	1.04%	1.39%
Less: Fee waiver/expense reimbursement	[2]		(0.11%)	(0.11%)	(0.11%)	none	(0.11%)	none	none	(0.11%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		1.53%	2.28%	2.28%	1.03%	1.78%	1.30%	1.04%	1.28%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.53% for Class A, 2.28% for Class B, 2.28% for Class C, 1.03% for Class I, 1.78% for Class R, 1.30% for Class R4, 1.04% for Class R5 and 1.28% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:
Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Frontier Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	722	1,053	1,407	2,403
Class B	Class B (if shares are redeemed)	731	1,035	1,466	2,535
Class C	Class C (if shares are redeemed)	331	735	1,266	2,722
Class I	Class I (whether or not shares are redeemed)	105	328	570	1,264
Class R	Class R (whether or not shares are redeemed)	181	584	1,012	2,208
Class R4	Class R4 (whether or not shares are redeemed)	132	412	714	1,573
Class R5	Class R5 (whether or not shares are redeemed)	106	331	575	1,276
Class Z	Class Z (whether or not shares are redeemed)	130	430	751	1,664

Expense Example, No Redemption Columbia Frontier Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class B	Class B (if shares are not redeemed)	231	735	1,266	2,535
Class C	Class C (if shares are not redeemed)	231	735	1,266	2,722